RECENTLY ISSUED ACCOUNTING STANDARDS - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jan. 01, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit loss	$ 0.2
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201613Member
Investment In Leased Vessel, Net
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit loss	$ 0.1
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit loss		$ 0.5
Cumulative Effect, Period of Adoption, Adjustment | Other Current Assets
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit loss		0.3
Cumulative Effect, Period of Adoption, Adjustment | Investment In Leased Vessel, Net
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit loss		$ 0.2